ORGANIZATION AND BASIS OF PRESENTATION - Concentration risk (Details) - VIE - Business operation concentration risk	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Total assets
RESTRICTED NET ASSETS
Percentage in the Group's consolidated financial position	62.00%	68.00%
Total liabilities
RESTRICTED NET ASSETS
Percentage in the Group's consolidated financial position	84.00%	90.00%